Trade Receivables and Other - Summary of Aging of Total Trade Receivables - Net (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [line items]
Trade receivables-net	€ 306	€ 235
Current [member]
Trade receivables [line items]
Trade receivables-net	286	217
Past Due 1 to 30 Days [member]
Trade receivables [line items]
Trade receivables-net	13	14
Past Due 31 to 60 Days [member]
Trade receivables [line items]
Trade receivables-net	2	3
Past Due 61 to 90 Days [member]
Trade receivables [line items]
Trade receivables-net	3	€ 1
Past Due Greater Than91 Days [member]
Trade receivables [line items]
Trade receivables-net	€ 2